Fair Value Measurements - Schedule of Estimated the Fair Value of the Predecessor Series A Preferred Stock Warrants (Details)	Feb. 05, 2025	Dec. 31, 2023
Risk-free interest rate [Member]
Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants	4.19	5.4
Expected life [Member]
Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants	3	0.25
Expected dividend yield [Member]
Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants
Expected volatility [Member]
Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants		65.9